Other Current Liabilities (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Other Current Liabilities [Abstract]
Accrued consulting fees – related party	$ 9,974	$ 9,974	$ 33,974
Accrued interest	209,161	192,625
Accrued slotting fees	5,564
Other accrued expenses	66,480
TOTAL	$ 291,179	$ 202,599	$ 33,974